Annual Total Returns [BarChart] - Brighthouse/Aberdeen Emerging Markets Equity Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(18.42%)
Annual Return 2012	19.10%
Annual Return 2013	(4.61%)
Annual Return 2014	(6.41%)
Annual Return 2015	(13.66%)
Annual Return 2016	11.83%
Annual Return 2017	28.59%
Annual Return 2018	(13.92%)
Annual Return 2019	20.98%
Annual Return 2020	27.68%